Note 19 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of contractual obligation [text block]
		Less than 1			More than 5
	Total	year	1-3 Years	3-5 Years	years
	$	$	$	$	$
Minera Juanicipio (1)	-	-	-	-	-
Consulting contract commitments	857	307	550	-	-
Total Obligations and Commitments	857	307	550	-	-